Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Securities
Amortized cost	$ 45,229	$ 41,592	$ 24,472
Loans
Consumer instalment and other personal	69,168	69,818	67,736
Credit cards	7,947	7,672	8,859
Business and government	245,983	268,695	227,609
Loans gross of allowance for loan losses	448,579	471,719	427,944
Deposits	660,600	653,710	568,143
Securitization and structured entities' liabilities	27,461	27,888	27,159
Subordinated Debt	8,513	$ 7,344	6,995
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	45,229		24,472
Loans
Residential mortgages	125,341		123,676
Consumer instalment and other personal	68,506		67,200
Credit cards	7,617		8,623
Business and government	240,352		224,442
Loans gross of allowance for loan losses	441,816		423,941
Deposits	643,133		552,314
Securitization and structured entities' liabilities	27,461		27,159
Subordinated Debt	8,513		6,995
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	45,875		24,622
Loans
Residential mortgages	127,108		124,093
Consumer instalment and other personal	69,181		67,516
Credit cards	7,617		8,623
Business and government	242,295		225,145
Loans gross of allowance for loan losses	446,201		425,377
Deposits	645,402		553,444
Securitization and structured entities' liabilities	28,159		27,342
Subordinated Debt	$ 8,790		$ 7,223